CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
CONTINGENT LIABILITIES	CONTINGENT LIABILITIES

The Company is subject to legal proceedings and claims which arise in the ordinary course of its business. The Company records a provision for labor, regulatory and commercial claims where the risk of loss is considered probable. The final resolution of these potential claims is not likely to have a material effect on the results of operations, cash flow or the financial position of the Company.

Breakdown of reserves for lawsuits claims and other disputed matters include the following:

	As of December 31,
	2024	2023
Reserve for labor claims	190	114
Reserve for commercial claims	2,182	—
Reserve for regulatory claims	15,797	28,222
TOTAL	18,169	28,336

Roll forward is as follows:

	As of December 31,
Reserve for labor claims	2024	2023	2022
Balance at beginning of year	114	185	5
Additions	96	293	370
Additions related to business combinations (note 26)	8	—	—
Recovery	(4)	(94)	(1)
Utilization of provision for contingencies	(4)	(216)	(89)
Foreign exchange difference	(20)	(54)	(100)
Balance at end of year	190	114	185

	As of December 31,
Reserve for regulatory claims	2024	2023	2022
Balance at beginning of year	28,222	13,430	9,632
Additions	434	923	4,260
Additions related to business combinations (note 26)	2,190	16,047	569
Recovery (1)	(6,863)	(1,987)	(270)
Utilization of provision for contingencies (1) (2)	(4,065)	(1,028)	(961)
Foreign exchange difference	(148)	837	200
Foreign currency translation	(3,973)	—	—
Balance at end of year	15,797	28,222	13,430

	As of December 31,
Reserve for commercial claims	2024	2023	2022
Balance at beginning of year	—	—	—
Additions	—	—	700
Additions related to business combinations (note 26) (3)	2,248	—	—
Utilization of provision for contingencies	—	—	(700)
Foreign currency translation	(66)	—	—
Balance at end of year	2,182	—	—

(1) Between 2010 and 2014, certain of Grupo Assa’s Brazilian subsidiaries were subject to two examinations by the Ministry of Labor (“MTE”) and the Brazilian Internal Revenue Service (“RFB”) in relation to the potential hiring of employees as independent contractors. As a result of such examinations, Grupo Assa’s Brazilian subsidiaries are subject to different administrative and judicial proceedings (the “PJs Proceedings”), seeking to collect payment of taxes and social security contributions allegedly owed by the companies, and impose certain associated fines.
In a "Transação Tributária" request, on June 24, 2024, Grupo Assa’s Brazilian subsidiaries reached a settlement in connection with certain of the PJs Proceedings for an original claimed amount of 10,193. In full final and definitive settlement of such claims, Grupo Assa’s Brazilian subsidiaries paid an updated amount of 4,001. As a consequence of the foregoing, as of December 31, 2024, the total recognized liability on all remaining Grupo Assa’s Brazilian subsidiaries’ administrative and judicial claims, was reduced from 11,477 to 1,002.
Further, under a certain additional settlement agreement entered into by and between Globant España S.A.U. and Software Product Creation S.L. as purchasers, and the sellers of Grupo Assa on April 30, 2024, the sellers were released from their indemnification obligations under certain PJs Proceedings for a total amount of 1,092, by offsetting such amount with certain payments owed under the Equity Purchase Agreement, disclosed in 'other financial liabilities related to business combinations' in note 26 to these consolidated financial statements for the year ended December 31, 2024. Therefore, as of December 31, 2024, there is no remaining amount under the indemnification in the Equity Purchase Agreement.

(2) In 2018, certain of our non-U.S. subsidiaries had been under examination by the U.S. Internal Revenue Service ("IRS") regarding payroll and employment taxes primarily in connection with services performed by employees of certain of our subsidiaries in the United States between 2013 and 2015. During the fourth quarter of 2021, the IRS and our subsidiaries reached a preliminary agreement on the proposed assessments which would amount to 1,300 including applicable interests and penalties. The Company paid 961 related to the principal amount on March 16, 2022, and is waiting for final confirmation on the amounts of the applicable interests and penalties to settle this matter definitely.

(3) On July 22, 2024, the Company acquired Common Management Solutions, S.L. (“Common”), a Spanish corporation. In 2019, Common, Telekom Slovenije and Itelis (the “Consortium”), entered into a project for the rendering of services with Splosna Bolnisnica Izola (the “Client”). For reasons not attributable to the Consortium, the project was stopped soon after it commenced in December 2023. On October 11, 2024 the Client filed a complaint in Slovenia against Telekom and the other members of the Consortium. An attempt of the Client to serve notice of the claim against Common was rejected and the Client has not yet served notice of the claim to Common. Under the Consortium agreement, Common’s liability is limited to 60% of any amount claimed and any liability of Common for damages is subject to insurance coverage. In addition, any claims against Common in connection with the Client’s claim is subject to indemnification under the Equity Purchase Agreement.